UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/12

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 82.7%
	COMMODITY FUND - 2.2%
58,133	ProShares UltraShort Gold *	$ 977,216

	DEBT FUND - 9.6%
109,017	SPDR Barclays Capital High Yield Bond ETF	4,291,999

	LARGE CAP GROWTH - 30.0%
101,279	SPDR Dow Jones Industrial Average ETF Trust	13,347,559

	SMALL CAP GROWTH - 30.0%
513,644	ProShares Short Russell2000 *	13,390,699

	SPECIALTY FUNDS - 10.9%
36,074	SPDR Consumer Discretionary Select Sector Fund	1,626,938
47,714	SPDR Consumer Staples Select Sector Fund	1,626,093
46,501	SPDR Utilities Select Sector Fund	1,629,860
		4,882,891

	TOTAL EXCHANGE TRADED FUNDS (Cost $36,835,639)	36,890,364

	MUTUAL FUNDS - 6.9%
	ASSET ALLOCATION FUND - 6.9%
315,296	Palmer Square Absolute Return Fund - Institutional Shares (Cost $3,000,000) *	3,064,681

	SHORT-TERM INVESTMENTS - 6.8%
	MONEY MARKET FUND - 6.8%
3,013,894	HighMark Diversified Money Market Fund, 0.02% ** (Cost $3,013,894)	3,013,894

	TOTAL INVESTMENTS (Cost $42,849,533) (a) - 96.4%	$ 42,968,939
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%	1,602,402
	NET ASSETS - 100.0%	$ 44,571,341

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 125,959
	Unrealized Depreciation:	(6,553)
	Net Unrealized Appreciation:	$ 119,406

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 53.9%
	ASSET ALLOCATION FUND - 26.7%
479,404	PowerShares DB US Dollar Index Bullish Fund *	$ 10,503,742
69,584	ProShares UltraShort Euro *	1,320,009
		11,823,751
	DEBT FUND - 18.0%
239,955	ProShares Short 20+ Year Treasury *	7,973,705

	LARGE CAP GROWTH - 7.3%
24,873	Guggenheim S&P 500 Equal Weight ETF	1,290,163
73,468	PowerShares S&P 500 Low Volatility Portfolio	1,968,942
		3,259,105
	LARGE CAP VALUE - 1.9%
8,995	iShares Russell 3000 Value Index Fund	825,651

	TOTAL EXCHANGE TRADED FUNDS (Cost $23,598,026)	23,882,212

	MUTUAL FUNDS - 15.5%
	BOND FUNDS - 13.1%
159,570	Dreyfus Bond Market Index Fund - Basic Shares	1,742,508
78,844	Loomis Sayles Global Bond Fund - Institutional Shares	1,328,526
123,699	Managers Fixed Income Fund - Institutional Shares	1,395,330
121,093	PIMCO Total Return Fund - Institutional Shares	1,342,925
		5,809,289
	DEBT FUND - 2.4%
69,487	MFS Emerging Markets Debt Fund	1,054,118

	TOTAL MUTUAL FUNDS (Cost $6,740,303)	6,863,407

Par Amount
	EXCHANGE TRADED NOTES - 16.8%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,898,393
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,415,698
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,152,600
	TOTAL EXCHANGE TRADED NOTES (Cost $7,611,014)	7,466,691
PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 4.1%
	MONEY MARKET FUND - 4.1%
1,806,413	HighMark Diversified Money Market Fund, 0.02% ** (Cost $1,806,413)	$ 1,806,413

	TOTAL INVESTMENTS (Cost $39,755,756) (a) - 90.3%	$ 40,018,723
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.7%	4,304,016
	NET ASSETS - 100.0%	$ 44,322,739

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 451,680
	Unrealized Depreciation:	(188,713)
	Net Unrealized Appreciation:	$ 262,967

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 65.6%
	LARGE CAP GROWTH - 42.7%
32,500	iShares Russell 1000 Growth Index Fund	$ 2,147,600
7,390	Powershares QQQ Trust Series 1	499,195
84,275	PowerShares S&P 500 Low Volatility Portfolio	2,258,570
17,500	SPDR Dow Jones Industrial Average ETF Trust	2,306,325
		7,211,690
	LARGE CAP BLEND - 12.0%
26,000	iShares Russell 1000 Index Fund	2,026,960

	LARGE CAP VALUE - 6.0%
11,000	iShares Russell 3000 Value Index Fund	1,009,690

	SPECIALTY FUNDS - 4.9%
4,300	iShares Dow Jones US Technology Sector Index Fund	334,454
10,920	SPDR Consumer Discretionary Select Sector Fund	492,492
		826,946

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,345,784)	11,075,286
Par Amount
	EXCHANGE TRADED NOTE - 25.5%
$ 4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 * (Cost $4,442,140)	4,305,200

Shares	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
321,440	HighMark Diversified Money Market Fund, 0.02% ** (Cost $321,440)	321,440

	TOTAL INVESTMENTS (Cost $15,109,364) (a) - 93.0%	$ 15,701,926
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	1,183,924
	NET ASSETS - 100.0%	$ 16,885,850

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 729,502
	Unrealized Depreciation:	(136,940)
	Net Unrealized Appreciation:	$ 592,562

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 58.0%
	DEBT FUND - 5.0%
27,249	SPDR Barclays Capital High Yield Bond ETF	$ 1,072,793

	LARGE CAP GROWTH - 17.2%
33,048	Powershares QQQ Trust Series 1	2,232,392
11,152	SPDR Dow Jones Industrial Average ETF Trust	1,469,722
		3,702,114
	LARGE CAP VALUE - 10.7%
32,736	iShares Russell 1000 Value Index Fund	2,293,812

	MID CAP GROWTH - 4.0%
4,712	SPDR S&P MidCap 400 ETF Trust	851,317

	MID CAP VALUE - 10.3%
46,101	iShares Russell Midcap Value Index Fund	2,218,841

	SMALL CAP VALUE - 4.0%
12,124	Vanguard Small-Cap Value ETF	853,287

	SPECIALTY FUNDS - 6.8%
3,942	iShares PHLX SOX Semiconductor Sector Index Fund	234,431
9,120	SPDR Consumer Discretionary Select Sector Fund	411,312
12,066	SPDR Consumer Staples Select Sector Fund	411,209
11,757	SPDR Utilities Select Sector Fund	412,083
		1,469,035

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,429,792)	12,461,199

	MUTUAL FUNDS - 18.1%
	ASSET ALLOCATION FUND - 18.1%
225,001	KCM Macro Trends Fund *	2,495,257
28,821	Permanent Portfolio	1,404,753
	TOTAL MUTUAL FUNDS (Cost $4,024,903)	3,900,010

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Par Amount		Value
	EXCHANGE TRADED NOTES - 21.7%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	$ 2,513,572
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,152,600
	TOTAL EXCHANGE TRADED NOTES (Cost $4,672,153)	4,666,172

Shares	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
514,794	HighMark Diversified Money Market Fund, 0.02% ** (Cost $514,794)	514,794

	TOTAL INVESTMENTS (Cost $21,641,642) (a) - 100.2%	$ 21,542,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(33,421)
	NET ASSETS - 100.0%	$ 21,508,754

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 132,180
	Unrealized Depreciation:	(231,647)
	Net Unrealized Depreciation:	$ (99,467)

PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Funds' assets and liabilities measured at fair value:

PSI Market Neutral
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 36,890,364	$ -	$ -	$ 36,890,364
Mutual Funds	3,064,681	-	-	3,064,681
Short-Term Investments	3,013,894	-	-	3,013,894
Total	$ 42,968,939	$ -	$ -	$ 42,968,939

PSI Total Return
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 23,882,212	$ -	$ -	$ 23,882,212
Mutual Funds	6,863,407	-	-	6,863,407
Exchange Traded Notes	-	7,466,691	-	7,466,691
Short-Term Investments	1,806,413	-	-	1,806,413
Total	$ 32,552,032	$ 7,466,691	$ -	$ 40,018,723

PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

PSI Strategic Growth
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,075,286	$ -	$ -	$ 11,075,286
Exchange Traded Notes	-	4,305,200	-	4,305,200
Short-Term Investments	321,440	-	-	321,440
Total	$ 11,396,726	$ 4,305,200	$ -	$ 15,701,926

PSI Tactical Growth
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,461,199	$ -	$ -	$ 12,461,199
Mutual Funds	3,900,010	-	-	3,900,010
Exchange Traded Notes	-	4,666,172	-	4,666,172
Short-Term Investments	514,794	-	-	514,794
Total	$ 16,876,003	$ 4,666,172	$ -	$ 21,542,175

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/24/12

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       5/24/12